Commitments and Related Parties Transaction (Tables) (Fortman Insurance Agency, LLC)	12 Months Ended
Dec. 31, 2018
Fortman Insurance Agency, LLC [Member]
Schedule of Future Minimum Lease Payments	Future minimum lease payments approximate the following as of December 31, 2018:
Years ending December 31,
2019	$8,160
2020	2,720
Total	$10,880